Commitments and Pledges (Details) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Jan. 05, 2025 USD ($)	Jan. 05, 2025 ILS (₪)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 ILS (₪)	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 ILS (₪) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2024 ILS (₪) shares	Dec. 31, 2023 shares
Commitments and Pledges [Line Items]
Raising capital			$ 342	₪ 1,140,000
Issued and outstanding share capital, percentage					50.00%
Option shares | shares					1,183,939	114,645	114,645		1,183,939	1,096,652
Allocate share capital, percentage					12.00%
Expenses					$ 200
Percentage of ordinary shares					1.00%
Investment agreement					$ 10				₪ 31,000
Investment amount						$ 342	₪ 1,140,000
Convertible loan					$ 30
Option to purchase shares | shares					282,667
Exercise price per share | $ / shares					$ 0.11
Exercise option shares					53,624
Repayment date					4 years
Loss damages value	$ 711	₪ 2,633,238
Bottom of range [member]
Commitments and Pledges [Line Items]
Issued and outstanding share capital, percentage					13.48%
Vice President [Member]
Commitments and Pledges [Line Items]
Option shares					442,118				442,118
Mr. Amir’s holdings [Member]
Commitments and Pledges [Line Items]
Allocate share capital, percentage					3.00%
Related parties [Member]
Commitments and Pledges [Line Items]
Percentage of ordinary shares					0.50%
Share-based payment arrangements [Member]
Commitments and Pledges [Line Items]
Investment agreement					$ 137
Option pricing model [Member]
Commitments and Pledges [Line Items]
Exercise price per share | $ / shares					$ 0.843
Collaboration Agreement [Member]
Commitments and Pledges [Line Items]
Raising capital								$ 225
IPO [Member]
Commitments and Pledges [Line Items]
Investment agreement					$ 215				₪ 670,000
Share price of discount rate percentage			33.00%	33.00%